General Information (Tables)	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
Schedule of Stock Ownership in Subsidiaries	Below is a detail of the stock ownership in subsidiaries included in the consolidated financial statements at December 31, 2023 and 2022:
Name	Direct controlling entity	Segment	Country	Stock ownership of direct controlling entity 2023	Stock ownership in the direct parent	Total direct and indirect ownership	Total Non- controlling interest
Directly owned entities
Almacenes Éxito Inversiones S.A.S.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Logística, Transporte y Servicios Asociados S.A.S.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Marketplace Internacional Éxito y Servicios S.A.S.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Depósitos y Soluciones Logísticas S.A.S.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Fideicomiso Lote Girardot	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Transacciones Energéticas S.A.S. E.S.P.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Éxito Industrias S.A.S.	Almacenes Éxito S.A.	Colombia	Colombia	97.95%	n/a	97.95%	2.05%
Éxito Viajes y Turismo S.A.S.	Almacenes Éxito S.A.	Colombia	Colombia	51.00%	n/a	51.00%	49.00%
Gestión Logística S.A.	Almacenes Éxito S.A.	Colombia	Panama	100.00%	n/a	100.00%	0.00%
Patrimonio Autónomo Viva Malls	Almacenes Éxito S.A.	Colombia	Colombia	51.00%	n/a	51.00%	49.00%
Spice Investment Mercosur S.A.	Almacenes Éxito S.A.	Uruguay	Uruguay	100.00%	n/a	100.00%	0.00%
Onper Investment 2015 S.L.	Almacenes Éxito S.A.	Argentina	Spain	100.00%	n/a	100.00%	0.00%
Patrimonio Autónomo Iwana	Almacenes Éxito S.A.	Colombia	Colombia	51.00%	n/a	51.00%	49.00%
Indirectly owned entities
Patrimonio Autónomo Centro Comercial Viva Barranquilla	Patrimonio Autónomo Viva Malls	Colombia	Colombia	90.00%	51.00%	45.90%	54.10%
Patrimonio Autónomo Viva Laureles	Patrimonio Autónomo Viva Malls	Colombia	Colombia	80.00%	51.00%	40.80%	59.20%
Patrimonio Autónomo Viva Sincelejo	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Patrimonio Autónomo Viva Villavicencio	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Patrimonio Autónomo San Pedro Etapa I	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Patrimonio Autónomo Centro Comercial	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Patrimonio Autónomo Viva Palmas	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Geant Inversiones S.A.	Spice Investment Mercosur S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Larenco S.A.	Spice Investment Mercosur S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Lanin S.A.	Spice Investment Mercosur S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Grupo Disco Uruguay S.A. (a)	Spice Investment Mercosur S.A.	Uruguay	Uruguay	69.15%	100.00%	69.15%	30.85%
Devoto Hermanos S.A.	Lanin S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Mercados Devoto S.A.	Lanin S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Costa y Costa S.A. (b)	Lanin S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Modasian S.R.L. (b)	Lanin S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
5 Hermanos Ltda.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Sumelar S.A.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Tipsel S.A.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Tedocan S.A.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Ardal S.A.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Hipervital S.A.S. (b)	Devoto Hermanos S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Lublo	Devoto Hermanos S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Supermercados Disco del Uruguay S.A.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
Ameluz S.A.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
Fandale S.A.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
Odaler S.A.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
La Cabaña S.R.L.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
Ludi S.A.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
Hiper Ahorro S.R.L.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
Maostar S.A.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	50.01%	69.15%	32.58%	65.42%
Semin S.A.	Supermercados Disco del Uruguay S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
Randicor S.A.	Supermercados Disco del Uruguay S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
Ciudad del Ferrol S.C.	Supermercados Disco del Uruguay S.A.	Uruguay	Uruguay	98.00%	69.15%	67.77%	32.23%
Setara S.A.	Odaler S.A.	Uruguay	Uruguay	100.00%	69.15%	69.15%	30.85%
Mablicor S.A.	Fandale S.A.	Uruguay	Uruguay	51.00%	69.15%	35.27%	64.73%
Vía Artika S. A.	Onper Investment 2015 S.L.	Argentina	Uruguay	100.00%	100.00%	100.00%	0.00%
Gelase S. A.	Onper Investment 2015 S.L.	Argentina	Belgium	100.00%	100.00%	100.00%	0.00%
Libertad S.A.	Onper Investment 2015 S.L.	Argentina	Argentina	100.00%	100.00%	100.00%	0.00%
Spice España de Valores Americanos S.L.	Vía Artika S.A.	Argentina	Spain	100.00%	100.00%	100.00%	0.00%
(a)	At September, 2023, was acquired additional 6.66% of the subsidiaries equity. At December, 2022 stock ownership of direct controlling was 62.49%.
(b)	Acquired 100.00% in August, September and December 2023.

Schedule of Subsidiaries have Material Non-Controlling Interests	At December 31, 2023 and 2022 the following subsidiaries have material non-controlling interests:
		Percentage of equity interest held by non-controlling interests
		Year ended December 31,
	Country	2023	2022
Patrimonio Autónomo Viva Palmas	Colombia	73.99%	73.99%
Patrimonio Autónomo Viva Sincelejo	Colombia	73.99%	73.99%
Patrimonio Autónomo Viva Villavicencio	Colombia	73.99%	73.99%
Patrimonio Autónomo San Pedro Etapa I	Colombia	73.99%	73.99%
Patrimonio Autónomo Centro Comercial	Colombia	73.99%	73.99%
Patrimonio Autónomo Viva Laureles	Colombia	59.20%	59.20%
Patrimonio Autónomo Centro Comercial Viva Barranquilla	Colombia	54.10%	54.10%
Patrimonio Autónomo Iwana	Colombia	49.00%	49.00%
Éxito Viajes y Turismo S.A.S.	Colombia	49.00%	49.00%
Patrimonio Autónomo Viva Malls	Colombia	49.00%	49.00%
Grupo Disco Uruguay S.A.	Uruguay	30.85%	37.51%

Schedule of Financial Information	Below is a summary of financial information relevant to the assets, liabilities, profit or loss and cash flows of subsidiaries, as reporting entities, that hold material non-controlling interests, that have been included in the consolidated financial statements.
	Statement of financial position								Comprehensive income
Company	Current assets	Non- current assets	Current liabilities	Non- current liabilities	Equity	Controlling interest	Non- controlling interest		Revenue from contracts with customers	Income from continuing operations	Total comprehensive income	Comprehensive income attributable to equity holders of the Parent	Comprehensive income attributable to non-controlling interest	Profit or loss attributable to non- controlling interest
	At December 31, 2023
Grupo Disco del Uruguay S.A.	523,351	986,455	579,104	77,686	853,016	1,701,505	117,381	(*)	2,640,891	191,219	(5,481)	130,621	66,078	60,597
Éxito Viajes y Turismo S.A.S.	38,654	2,857	27,930	516	13,065	6,728	6,401		29,617	8,317	8,317	4,200	4,075	4,075
Patrimonio Autónomo Viva Malls	101,256	1,827,163	64,308	-	1,864,111	1,022,196	913,414		242,095	189,425	189,425	105,531	92,818	92,818
Patrimonio Autónomo Viva Sincelejo	2,792	74,919	1,563	-	76,148	38,835	37,313		10,450	3,013	3,013	1,537	1,476	1,476
Patrimonio Autónomo Viva Villavicencio	12,264	215,152	6,906	-	220,510	109,918	108,050		33,947	20,675	20,675	10,628	10,131	10,131
Patrimonio Autónomo San Pedro Etapa I	676	30,666	1,002	-	30,340	15,473	14,867		5,710	3,666	3,666	1,870	1,796	1,796
Patrimonio Autónomo Centro Comercial	1,699	100,760	2,517	-	99,942	50,205	48,972		15,569	10,012	10,012	5,132	4,906	4,906
Patrimonio Autónomo Iwana	17	5,371	242	-	5,146	2,814	2,522		364	(182)	(182)	(112)	(89)	(89)
Patrimonio Autónomo Centro Comercial Viva Barranquilla	12,480	304,465	10,729	-	306,216	275,595	30,621		65,116	28,299	28,299	25,469	2,830	2,830
Patrimonio Autónomo Viva Laureles	3,202	100,763	3,368	-	100,597	80,478	20,119		21,273	13,434	13,434	10,747	2,687	2,687
Patrimonio Autónomo Viva Palmas	1,183	32,034	2,631	-	30,586	15,599	14,987		4,952	1,088	1,088	555	533	533
Eliminations and other NCI							6,485						5,861	416
Total							1,321,132						193.102	182.176

	At December 31, 2022
Grupo Disco del Uruguay S.A.	565,381	1,114,329	641,985	94,249	943,476	2,335,708	87,092	(*)	2,247,060	140,290	140,290	86,467	52,623	53,822
Éxito Viajes y Turismo S.A.S.	44,592	4,263	38,387	583	9,885	5,176	4,844		31,342	8,682	8,682	4,342	4,254	4,254
Patrimonio Autónomo Viva Malls	81,805	1,816,209	19,288	-	1,878,726	1,021,744	920,576		211,186	148,294	148,294	77,613	72,664	72,664
Patrimonio Autónomo Viva Sincelejo	3,687	76,948	3,337	-	77,298	39,422	37,876		8,764	2,784	2,784	1,420	1,364	1,364
Patrimonio Autónomo Viva Villavicencio	4,676	211,370	6,346	-	209,700	104,322	102,753		28,654	17,770	17,770	9,146	8,707	8,707
Patrimonio Autónomo San Pedro Etapa I	918	31,542	975	-	31,485	16,057	15,428		4,533	2,863	2,863	1,460	1,403	1,403
Patrimonio Autónomo Centro Comercial	3,351	103,912	2,463	-	104,800	52,657	51,352		14,390	9,195	9,195	4,715	4,506	4,506
Patrimonio Autónomo Iwana	67	5,520	66	-	5,521	3,025	2,705		336	(161)	(161)	(103)	(79)	(79)
Patrimonio Autónomo Centro Comercial Viva Barranquilla	12,693	308,084	7,783	-	312,994	281,695	31,299		54,414	18,596	18,596	16,737	9,112	9,112
Patrimonio Autónomo Viva Laureles	3,167	102,237	2,931	-	102,473	81,978	20,495		18,943	10,690	10,690	8,552	2,138	2,138
Patrimonio Autónomo Viva Palmas	951	32,896	3,299	-	30,548	15,579	14,969		4,289	(2,260)	(2,260)	(1,153)	(1,107)	(1,107)
Eliminations and other NCI							6,069						(6,779)	(6,618)
Total							1,295,458						148,806	150,166
(*)	The non-controlling interest presented for Grupo Disco Uruguay S.A. does not include the amounts that are subject to the put option (Note 20).

Schedule of Cash Flows
	Cash flows for the year ended December 31, 2023				Cash flows for the year ended December 31, 2022
Company	Operating activities	Investment activities	Financing activities	Net increase (decrease) in cash	Operating activities	Investment activities	Financing activities	Net increase (decrease) in cash
Grupo Disco del Uruguay S.A.	252,169	(99,545)	(90,701)	61,923	213,384	(51,151)	(235,941)	(73,708)
Éxito Viajes y Turismo S.A.S.	(1,290)	(112)	(3,024)	(4,426)	8,476	(118)	(4,930)	3,428
Patrimonio Autónomo Viva Malls	161,157	12,995	(157,050)	17,102	142,499	(23,218)	(100,955)	18,326
Patrimonio Autónomo Viva Sincelejo	5,740	(1,332)	(5,265)	(857)	3,937	(2,766)	(1,094)	77
Patrimonio Autónomo Viva Villavicencio	22,130	(11,127)	(8,971)	2,032	24,201	(8,727)	(19,166)	(3,692)
Patrimonio Autónomo San Pedro Etapa I	4,508	-	(4,818)	(310)	3,879	(775)	(3,407)	(303)
Patrimonio Autónomo Centro Comercial	13,519	(17)	(14,431)	(929)	11,775	(48)	(15,103)	(3,376)
Patrimonio Autónomo Iwana	148	-	(189)	(41)	38	-	(11)	27
Patrimonio Autónomo Centro Comercial Viva Barranquilla	37,094	(4,571)	(32,301)	222	28,221	(2,642)	(31,079)	(5,500)
Patrimonio Autónomo Viva Laureles	16,081	(1,259)	(14,706)	116	13,302	(2,019)	(13,742)	(2,459)
Patrimonio Autónomo Viva Palmas	2,335	(593)	(1,625)	117	(2,431)	(500)	2,023	(908)